STRATEGIC PARTNERS MUTUAL FUNDS, INC.
Strategic Partners Managed Index 500 Fund
Supplement dated June 13, 2005
to
Prospectus dated March 1, 2005
__________________________________________________
Effective June 29, 2005, the Strategic Partners Managed
Index 500 Fund will change its name to Strategic
Partners Large Cap Core Fund.

MFSP601C2